UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10071

Oppenheimer Small- & Mid-Cap Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2012

Item 1.	Schedule of Investments.

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

	Shares	Value
Common Stocks–97.0%
Consumer Discretionary–19.9%
Hotels, Restaurants & Leisure–5.1%
Bally Technologies, Inc.[1]	69,030	$3,017,301
Chipotle Mexican Grill, Inc., Cl. A1	14,060	4,110,160
Dunkin’ Brands Group, Inc.	72,670	2,200,448
Panera Bread Co., Cl. A1	28,260	4,450,667
Tim Hortons, Inc.	27,640	1,468,237

		15,246,813
Household Durables–0.7%
Lennar Corp., Cl. A	72,150	2,107,502
Internet & Catalog Retail–0.4%
TripAdvisor, Inc.[1]	33,990	1,271,566
Multiline Retail–2.9%
Dollar Tree, Inc.[1]	124,450	6,264,813
Nordstrom, Inc.	43,110	2,333,975

		8,598,788
Specialty Retail–8.0%
Genesco, Inc.[1]	22,860	1,513,789
GNC Holdings, Inc., Cl. A	58,740	2,263,252
O’Reilly Automotive, Inc.[1]	25,970	2,226,668
PetSmart, Inc.	56,030	3,704,143
Sally Beauty Holdings, Inc.[1]	148,340	3,919,143
Tractor Supply Co.	48,620	4,418,099
Ulta Salon, Cosmetics & Fragrance, Inc.	68,610	5,823,617

		23,868,711
Textiles, Apparel & Luxury Goods–2.8%
lululemon athletica, Inc.[1]	25,870	1,461,138
Michael Kors Holdings Ltd.[1]	79,250	3,272,233
Under Armour, Inc., Cl. A1	67,610	3,680,688

		8,414,059
Consumer Staples–5.6%
Beverages–1.9%
Monster Beverage Corp.[1]	84,150	5,593,451
Food & Staples Retailing–2.9%
Fresh Market, Inc. (The)[1]	58,640	3,453,310
Whole Foods Market, Inc.	58,740	5,391,157

		8,844,467
Personal Products–0.8%
Estee Lauder Cos., Inc. (The), Cl. A	44,530	2,332,481
Energy–6.9%
Energy Equipment & Services–4.1%
Atwood Oceanics, Inc.[1]	80,020	3,563,291
Core Laboratories NV	19,870	2,216,697
Oceaneering International, Inc.	58,410	3,019,213

1	Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

	Shares	Value
Energy Equipment & Services Continued
Oil States International, Inc.[1]	46,670	$3,392,909

		12,192,110
Oil, Gas & Consumable Fuels–2.8%
Cabot Oil & Gas Corp., Cl. A	70,960	2,993,802
Concho Resources, Inc.[1]	46,760	3,986,290
Laredo Petroleum Holdings, Inc.[1]	58,220	1,337,896

		8,317,988
Financials–6.4%
Capital Markets–1.2%
Affiliated Managers Group, Inc.[1]	25,980	2,899,108
LPL Financial Holdings, Inc.	21,520	602,990

		3,502,098
Commercial Banks–2.1%
First Republic Bank	72,130	2,346,389
Signature Bank[1]	37,610	2,425,845
SVB Financial Group[1]	24,270	1,403,049

		6,175,283
Insurance–2.3%
Arthur J. Gallagher & Co.	86,210	3,058,731
ProAssurance Corp.	41,390	3,707,302

		6,766,033
Real Estate Investment Trusts–0.8%
Digital Realty Trust, Inc.	32,950	2,572,407
Health Care–16.0%
Biotechnology–4.2%
Alexion Pharmaceuticals, Inc.[1]	68,370	7,168,595
Incyte Corp.[1]	67,480	1,686,325
Medivation, Inc.[1]	18,050	1,799,585
Onyx Pharmaceuticals, Inc.[1]	23,200	1,739,304

		12,393,809
Health Care Equipment & Supplies–4.0%
Cooper Cos., Inc. (The)	47,160	3,549,262
Edwards Lifesciences Corp.[1]	37,180	3,762,616
IDEXX Laboratories, Inc.[1]	28,390	2,503,146
Sirona Dental Systems, Inc.[1]	50,970	2,203,433

		12,018,457
Health Care Providers & Services–3.3%
Catamaran Corp.[1]	57,969	4,898,960
DaVita, Inc.[1]	18,000	1,771,560
HMS Holdings Corp.[1]	93,230	3,208,044

		9,878,564
Health Care Technology–1.5%
Cerner Corp.[1]	61,490	4,545,341

2	Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

	Shares	Value
Pharmaceuticals–3.0%
Perrigo Co.	26,410	$3,011,268
Salix Pharmaceuticals Ltd.[1]	61,390	2,751,500
Watson Pharmaceuticals, Inc.[1]	41,510	3,230,723

		8,993,491
Industrials–13.3%
Aerospace & Defense–3.7%
B/E Aerospace, Inc.[1]	65,010	2,550,342
Hexcel Corp.[1]	145,620	3,391,490
TransDigm Group, Inc.[1]	40,840	5,038,022

		10,979,854
Building Products–0.5%
Fortune Brands Home & Security, Inc.[1]	69,770	1,543,312
Commercial Services & Supplies–1.4%
Clean Harbors, Inc.[1]	34,800	2,106,792
Stericycle, Inc.[1]	22,400	2,079,840

		4,186,632
Electrical Equipment–2.9%
AMETEK, Inc.	133,312	4,132,672
Polypore International, Inc.[1]	38,640	1,435,862
Roper Industries, Inc.	32,500	3,232,125

		8,800,659
Machinery–1.4%
Wabtec Corp.	51,780	4,099,940
Professional Services–0.9%
IHS, Inc., Cl. A1	23,800	2,624,426
Road & Rail–1.4%
Kansas City Southern, Inc.	56,120	4,085,536
Trading Companies & Distributors–1.1%
Fastenal Co.	29,470	1,270,746
United Rentals, Inc.[1]	68,850	1,990,454

		3,261,200
Information Technology–23.0%
Communications Equipment–0.8%
F5 Networks, Inc.[1]	22,310	2,083,308
Palo Alto Networks, Inc.[1]	7,990	456,549

		2,539,857
Internet Software & Services–5.5%
CoStar Group, Inc.[1]	17,980	1,483,889
Equinix, Inc.[1]	28,110	5,008,640
IAC/InterActiveCorp	49,570	2,607,878
Linkedin Corp., Cl. A1	32,990	3,386,424
Mercadolibre, Inc.	17,180	1,147,796
Rackspace Hosting, Inc.[1]	62,340	2,735,479

		16,370,106

3	Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

	Shares	Value
IT Services–3.0%
Alliance Data Systems Corp.[1]	18,860	$2,451,800
Teradata Corp.[1]	67,230	4,546,093
Vantiv, Inc., Cl. A1	87,580	1,975,805

		8,973,698
Semiconductors & Semiconductor Equipment–2.7%
Avago Technologies Ltd.	68,560	2,536,720
Mellanox Technologies Ltd.[1]	24,480	2,566,973
Skyworks Solutions, Inc.[1]	102,410	2,962,721

		8,066,414
Software–11.0%
Ariba, Inc.[1]	49,920	2,217,946
Citrix Systems, Inc.[1]	47,530	3,454,480
Commvault Systems, Inc.[1]	35,340	1,714,697
Concur Technologies, Inc.[1]	66,790	4,510,997
Fortinet, Inc.[1]	144,650	3,473,047
MICROS Systems, Inc.[1]	29,030	1,385,892
NetSuite, Inc.[1]	51,970	2,876,020
Red Hat, Inc.[1]	67,620	3,628,489
ServiceNow, Inc.[1]	48,720	1,315,440
Solarwinds, Inc.[1]	68,890	3,678,037
Splunk, Inc.[1]	34,270	1,007,538
TIBCO Software, Inc.[1]	122,970	3,454,227

		32,716,810
Materials–4.1%
Chemicals–3.4%
Airgas, Inc.	38,320	3,039,542
CF Industries Holdings, Inc.	16,810	3,290,726
Cytec Industries, Inc.	12,610	776,272
Sigma-Aldrich Corp.	21,730	1,503,716
Westlake Chemical Corp.	24,910	1,478,658

		10,088,914
Containers & Packaging–0.7%
Ball Corp.	50,820	2,112,079
Telecommunication Services–1.3%
Wireless Telecommunication Services–1.3%
SBA Communications Corp.[1]	64,660	3,818,818
Utilities–0.5%
Electric Utilities–0.5%
ITC Holdings Corp.	21,660	1,606,955

Total Common Stocks (Cost $221,004,994)		289,508,629
Investment Company–5.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2,3] (Cost $17,603,751)	17,603,751	17,603,751

4	Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

		Value
Total Investments, at Value (Cost $238,608,745)	102.9%	$307,112,380
Liabilities in Excess of Other Assets	(2.9)	(8,541,471)

Net Assets	100.0%	$298,570,909

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2011	Gross Additions	Gross Reductions	Shares July 31, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	11,078,732	94,147,359	87,622,340	17,603,751

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$17,603,751	$14,117

3.	Rate shown is the 7-day yield as of July 31, 2012.

5	Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

Notes to Statement of Investments

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

6	Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such

7	Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

8	Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

The table below categorizes amounts as of July 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$59,507,439	$—	$—	$59,507,439
Consumer Staples	16,770,399	—	—	16,770,399
Energy	20,510,098	—	—	20,510,098
Financials	19,015,821	—	—	19,015,821
Health Care	47,829,662	—	—	47,829,662
Industrials	39,581,559	—	—	39,581,559
Information Technology	68,666,885	—	—	68,666,885
Materials	12,200,993	—	—	12,200,993
Telecommunication Services	3,818,818	—	—	3,818,818
Utilities	1,606,955	—	—	1,606,955
Investment Company	17,603,751	—	—	17,603,751

Total Assets	$307,112,380	$—	$—	$307,112,380

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

9	Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Growth Fund

STATEMENT OF INVESTMENTS July 31, 2012 (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$241,562,502

Gross unrealized appreciation	$69,188,795
Gross unrealized depreciation	(3,638,917)

Net unrealized appreciation	$65,549,878

10	Oppenheimer Small- & Mid-Cap Growth Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small- & Mid-Cap Growth Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	9/11/2012